CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

4.CASH AND CASH EQUIVALENTS

The cash and cash equivalent balance consists of:

	At December 31	At December 31
(in thousands)	2025	2024

Cash	$11,620	$1,113
Cash in MLJV and MWJV	1,970	2,969
Cash equivalents	452,328	104,436
	$465,918	$108,518

Cash equivalents consist of various investment savings account instruments and money market funds, all of which are short term in nature, highly liquid and readily convertible into cash.